Licensing revenue, contract revenue and deferred revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2010 USD ($)
Disclosure of joint ventures [line items]
Licensing revenue	$ 318	$ 118
Deferred revenue (note 10)	206	324
3SBio
Disclosure of joint ventures [line items]
Licensing revenue	118	118
License fee income				$ 1,500
Deferred revenue (note 10)	324	442
MAH
Disclosure of joint ventures [line items]
Licensing revenue	200
MAH | VOS
Disclosure of joint ventures [line items]
Licensing revenue	$ 200
Contravir Pharmaceuticals, Inc.
Disclosure of joint ventures [line items]
Revenue from contracts with customers		$ 345	$ 450